Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flow from operating activities:
Net loss	$ (2,527,524)	$ (4,468,170)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	57,512	44,118
Vested stock options and warrants	320,334	440,117
Equity instruments issued for management and consulting	(6,667)	111,917
Amortization of debt discount	219,097	87,853
Penalty on debt provision	10,031
Loss on Sales of Equipment	16,917
(Gain) loss on valuation of equity-linked instruments		(11,599)
Changes in assets and liabilities:
Accounts receivable	43,353	(141,359)
Inventories	130,477	(193,445)
Prepaid expense and other assets	(23,208)	(88,362)
Accounts payable	(1,056,006)	515,710
Accrued expenses	(1,845,850)	624,530
Deferred Revenue	24,180	(64,000)
Net cash used in operating activities:	(4,637,354)	(3,142,690)
Cash flow from investing activities:
Purchase of fixed assets		(102,954)
Purchase of intangibles	(23,739)	(19,346)
Net cash used in investing activities	(23,739)	(122,300)
Cash flow from financing activities:
Proceeds from long-term and convertible debt	250,000	1,500,000
Principal payments on debt	(933,074)	(305,000)
Net proceeds from issuance of preferred stock	18,950	2,055,000
Net proceeds from issuance of common stock	13,041,930	157,081
Net cash provided by (used in) financing activities	12,377,806	3,407,081
Net increase in cash	7,716,713	142,091
Cash at beginning of period	16,384	101,953
Cash at end of period	7,733,097	244,044
Non cash transactions:
Common stock issued for accrued interest/bonus		694,500
Common stock issued to satisfy debt	$ 483,478	$ 80,000